15. INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax Installments Programs Details 1Abstract
Actuarial gains on defined benefit pension plan	R$ 176,700	R$ 176,658
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(180,048)	(180,834)
Changes in the fair value of assets measured at fair value through other comprehensive income		(530,292)
Estimated losses for deferred income tax and social contribution assets - assets measured at fair value through other comprehensive income		530,292
Exchange differences on translating foreign operations	(325,350)	(369,017)
Cash flow hedge accounting	490,041	134,478
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(490,041)	(134,478)
Income tax and social contribution	R$ (328,698)	R$ (373,193)